Cover	Jan. 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2024
Entity File Number	000-55053
Entity Registrant Name	LEET TECHNOLOGY INC.
Entity Central Index Key	0001586495
Entity Tax Identification Number	46-3590850
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	805, 8th Floor, Menara Mutiara Majestic
Entity Address, Address Line Two	Jalan Othman, Petaling Jaya
Entity Address, City or Town	Selangor
Entity Address, Country	MY
Entity Address, Postal Zip Code	46000
City Area Code	603
Local Phone Number	7783 1636
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false